Note 3 - Inventories	12 Months Ended
Oct. 31, 2023
Notes to Financial Statements
Inventory Disclosure [Text Block]
(3)	Inventories

Inventories as of October 31, 2023 and 2022 consist of the following:

	October 31,
	2023	2022
Finished goods	$5,937,682	$3,894,102
Work in process	4,372,913	4,054,789
Raw materials	13,130,478	11,093,140
Production supplies	325,253	396,735
Total	$23,766,326	$19,438,766

Optical Cable Corporation (OCC)